Related Party Transactions - Amounts due from/to CMCC Group (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 09, 2019
Property leasing and management [member]
Disclosure of transactions between related parties [line items]
Depreciation right of use assets	¥ 413	¥ 393	¥ 207
Charges for property leasing and interest for lease liabilities	¥ 1,228	¥ 972	¥ 922
Village connect project [Member]
Disclosure of transactions between related parties [line items]
Consideration of assets transferred				¥ 873